UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: March 31, 2003
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       McDonnell Investment Management, Inc.
Address:    1515 West 22nd Street
            Oak Brook, IL 60523


13F File Number: Pending

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       Paul Carter
Title      Compliance Officer
Phone      (630) 684-8646
Signature, Place, and Date of Signing:

_/s/_Paul_Carter_ in Chicago, IL on 05/13/03


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  114
Form 13F Information Table Value Total (x 1000): 105,045


List of Other Included Managers:
No.    13F File Number:      Name:

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE  SHARED     NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------- --------

AOL TIME WARNER			COM		00184A105    710    65,335   SH		Sole				  65,335
AT&T CORP			COM		001957505    229    14,127   SH		Sole				  14,127
AT&T WIRELESS			COM		00209A106    435    65,980   SH		Sole			 	  65,980
ABBOTT LABORATORIES		COM		002824100    897    23,840   SH		Sole				  23,840
ALCOA INC			COM		013817101     55     2,825   SH		Sole				   2,825
ALLSTATE CORP			COM		020002101    766    23,090   SH		Sole				  23,090
ALTRIA GROUP INC		COM		02209S103    777    25,925   SH		Sole				  25,925
AMERICAN EXPRESS COMPANY	COM		025816109    791    23,815   SH		Sole				  23,815
AMERICAN INTERNATIONAL GROUP	COM		026874107  1,806    36,525   SH		Sole			  	  36,525
AMGEN INC			COM		031162100  1,353    23,505   SH		Sole				  23,505
AMSOUTH BANCORPORATION		COM		032165102  1,044    52,520   SH		Sole				  52,520
APACHE CORP			COM		037411105    806    13,058   SH		Sole				  13,058
APPLIED MATERIALS INC		COM		038222105    448    35,575   SH		Sole 				  35,575
AUTOMATIC DATA PROCESSING	COM		053015103    545    17,715   SH		Sole				  17,715
BANK OF AMERICA CORP		COM		060505104  1,454    21,750   SH		Sole				  21,750
BANK ONE CORP			COM		06423A103    907    26,200   SH		Sole				  26,200
BAXTER INT'L			COM		071813109     35     1,900   SH		Sole				   1,900
BELLSOUTH CORP			COM		079860102    644    29,700   SH		Sole				  29,700
BOEING CO			COM		097023105    426    16,980   SH		Sole				  16,980
BRISTOL-MYERS SQUIBB CO		COM		110122108    514    24,330   SH		Sole				  24,330
CIGNA CORP			COM		125509109    342     7,475   SH		Sole				   7,475
CARDINAL HEALTH INC		COM		14149Y108    461     8,100   SH		Sole				   8,100
CENDANT CORPORATION		COM		151313103     58     4,600   SH		Sole				   4,600
CHEVRONTEXACO CORP		COM		166764100  1,009    15,605   SH		Sole				  15,605
CISCO SYSTEMS INC		COM		17275R102  1,216    93,665   SH		Sole				  93,665
CITIGROUP INC			COM		172967101  2,275    66,040   SH		Sole				  66,040
CLEAR CHANNEL			COM		184502102    526    15,510   SH		Sole				  15,510
COCA-COLA CO			COM		191216100  1,360    33,590   SH		Sole				  33,590
COMCAST CORP			COM		20030N200    821    29,850   SH		Sole				  29,850
CONOCOPHILLIPS			COM		20825C104    146     2,725   SH		Sole				   2,725
DELL COMPUTER			COM		247025109  1,113    40,770   SH		Sole				  40,770
THE WALT DISNEY CO.		COM		254687106    703    41,275   SH		Sole				  41,275
DU PONT (E.I.) DE NEMOURS	COM		263534109    879    22,610   SH		Sole				  22,610
EMC CORP/MASS			COM		268648102     42     5,800   SH		Sole				   5,800
EATON CORP			COM		278058102    609     8,705   SH		Sole				   8,705
ELECTRONIC DATA SYSTEMS CORP	COM		285661104    175     9,940   SH		Sole				   9,940
EQUITY RESIDENTIAL PROPS TR	COM		29476L107  1,051    43,685   SH		Sole				  43,685
EXXON MOBIL			COM		30231G102  2,582    73,880   SH		Sole				  73,880
FEDERAL HOME LOAN MG		COM		313400301    668    12,580   SH		Sole				  12,580
FANNIE MAE			COM		313586109    949    14,515   SH		Sole				  14,515
FEDERATED DEPARTMENT STORES	COM		31410H101    454    16,185   SH		Sole				  16,185
FEDEX CORPORATION		COM		31428X106    677    12,290   SH		Sole				  12,290
FIRST DATA CORP			COM		319963104    717    19,370   SH		Sole				  19,370
FIRSTENERGY CORP		COM		337932107    813    25,795   SH		Sole				  25,795
FORD MOTOR CO			COM		345370860    121    16,150   SH		Sole				  16,150
GANNETT CO			COM		364730101    862    12,245   SH		Sole				  12,245
GENERAL DYNAMICS CORP		COM		369550108    368     6,680   SH		Sole				   6,680
GENERAL ELECTRIC CO.		COM		369604103  2,985   117,055   SH		Sole				 117,055
GENERAL MOTORS			COM		370442105    499    14,830   SH		Sole				  14,830
GOLDMAN SACHS GROUP INC		COM		38141G104    788    11,580   SH		Sole				  11,580
HEWLETT-PACKARD CO.		COM		428236103    753    48,420   SH		Sole				  48,420
HOME DEPOT INC			COM		437076102    862    35,400   SH		Sole				  35,400
HONEYWELL INTERNATIONAL INC	COM		438516106    225    10,520   SH		Sole				  10,520
ILLINOIS TOOL WORKS		COM		452308109    877    15,090   SH		Sole				  15,090
INTEL CORP			COM		458140100  1,427    87,630   SH		Sole				  87,630
INTL BUSINESS MACHINES CORP	COM		459200101  1,997    25,460   SH		Sole				  25,460
INT'L PAPER			COM		460146103    635    18,800   SH		Sole				  18,800
JP MORGAN CHASE & CO		COM		46625H100    837    35,295   SH		Sole				  35,295
JOHNSON & JOHNSON		COM		478160104  2,225    38,440   SH		Sole				  38,440
KERR MCGEE			COM		492386107    754    18,570   SH		Sole				  18,570
KNIGHT RIDDER INC		COM		499040103    927    15,850   SH		Sole				  15,850
KOHLS CORP			COM		500255104    696    12,310   SH		Sole				  12,310
LEHMAN BROTHERS HOLDINGS	COM		524908100    647    11,210   SH		Sole				  11,210
LILLY (ELI) & CO		COM		532457108    967    16,925   SH		Sole			  	  16,925
LOEWS CORP			COM		540424108    356     8,945   SH		Sole				   8,945
LOWES COS INC                	COM		548661107    694    17,010   SH		Sole				  17,010
MBNA CORP			COM		55262L100    495    32,870   SH		Sole				  32,870
MAXIM INTEGRATED PRODUCTS	COM		57772K101    621    17,200   SH		Sole				  17,200
MCDONALDS CORPORATION		COM		580135101    520    35,945   SH		Sole				  35,945
MEDTRONIC INC			COM		585055106    985    21,820   SH		Sole				  21,820
MERCK & CO.			COM		589331107  1,654    30,190   SH		Sole				  30,190
MERRILL LYNCH & CO		COM		590188108    702    19,830   SH		Sole				  19,830
MICROSOFT CORP			COM		594918104  3,416   141,090   SH		Sole				 141,090
MOTOROLA INC			COM		620076109    340    41,130   SH		Sole				  41,130
NIKE INC - CL B			COM		654106103    562    10,920   SH		Sole				  10,920
NORTHROP GRUMMAN CORP		COM		666807102    489     5,695   SH		Sole				   5,695
OCCIDENTAL PETROLEUM CORP	COM		674599105  1,266    42,270   SH		Sole				  42,270
ORACLE CORPORATION		COM		68389X105    857    78,965   SH		Sole				  78,965
PPL CORP			COM		69351T106    683    19,185   SH		Sole				  19,185
PEPSICO				COM		713448108  1,151    28,765   SH		Sole				  28,765
PFIZER INC			COM		717081103  2,371    76,105   SH		Sole				  76,105
PHARMACIA CORPORATION		COM		71713U102    936    21,610   SH		Sole				  21,610
PRIME SUCCESSION HOLDINGS	COM		741572101      1   133,340   SH		Sole				 133,340
PROCTER & GAMBLE CO		COM		742718109  1,492    16,755   SH		Sole				  16,755
QUALCOMM			COM		747525103    594    16,505   SH		Sole				  16,505
REGIONS FINANCIAL		COM		758940100  1,114    34,395   SH		Sole				  34,395
SBC COMMUNICATIONS INC		COM		78387G103    916    45,680   SH		Sole				  45,680
S & P 500 DEPOSITARY RECEIPT	COM		78462F103 10,830   127,800   SH		Sole				 127,800
SCHERING-PLOUGH CORP		COM		806605101    478    26,820   SH		Sole				  26,820
SCHLUMBERGER LTD		COM		806857108    713    18,760   SH		Sole				  18,760
SEARS ROEBUCK & CO		COM		812387108     47     1,950   SH		Sole				   1,950
SIEBEL SYSTEMS INC		COM		826170102     20     2,475   SH		Sole				   2,475
STARWOOD HOTELS & RESORTS WORL	COM		85590A203    580    24,380   SH		Sole				  24,380
SUN MICROSYSTEMS INC		COM		866810104    221    67,825   SH		Sole				  67,825
TARGET CORP			COM		87612E106    667    22,805   SH		Sole				  22,805
TENET HEALTHCARE CORPORATION	COM		88033G100    144     8,625   SH		Sole				   8,625
TEXAS INSTRUMENTS INC		COM		882508104    549    33,525   SH		Sole				  33,525
3M CO				COM		88579Y101  1,162     8,935   SH		Sole				   8,935
U S T				COM		902911106    451    16,345   SH		Sole				  16,345
US BANCORP			COM		902973304    833    43,865   SH		Sole				  43,865
UNITED PARCEL SERVICE INC	COM		911312106  1,007    17,670   SH		Sole				  17,670
UNITED TECHNOLOGIES CORP	COM		913017109    735    12,725   SH		Sole				  12,725
UNITEDHEALTH GROUP INC		COM		91324P102    884     9,640   SH		Sole				   9,640
VANGUARD 500 INDEX FUND		COM		922908108    563     7,197   SH		Sole				   7,197
VERIZON COMMUNICATIONS		COM		92343V104  1,339    37,865   SH		Sole				  37,865
VIACOM 'B'			COM		925524308  1,010    27,645   SH		Sole				  27,645
WAL-MART STORES			COM		931142103  2,851    54,800   SH		Sole				  54,800
WALGREEN CO			COM		931422109    585    19,855   SH		Sole				  19,855
WELLS FARGO			COM		949746101  1,138    25,300   SH		Sole				  25,300
WEYERHAEUSER CO			COM		962166104     92     1,925   SH		Sole				   1,925
WHIRLPOOL CORP			COM		963320106    544    11,100   SH		Sole				  11,100
YUM! BRANDS INC - W/I		COM		988498101    396    16,275   SH		Sole				  16,275
ZIONS BANCORP			COM		989701107    599    14,000   SH		Sole				  14,000
XL CAPITAL LTD			COM		G98255105    654     9,265   SH		Sole				   9,265


</SEC-DOCUMENT>